PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2012	2013
	US$	US$

Buildings	5,892	6,051
Electronic and office equipment	7,604	9,523
Leasehold improvement and building improvement	1,434	681
Motor vehicles	1,106	1,164

Total	16,036	17,419
Less: Accumulated depreciation	(6,360)	(7,217)

	9,676	10,202

Depreciation expenses from continuing operations were US$1,309, US$1,606 and US$1,848, and from discontinued operations were US$140, nil and nil, for the years ended September 30, 2011, 2012 and 2013, respectively.